Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases Disclosures [Abstract]
Schedule of information related to lease payments and lease liabilities

Information related to lease payments and lease liabilities
(in USD million)		2025		2024

Lease liabilities at 1 January		3,510		3,570
New leases, including remeasurements and cancellations		1,229		1,595
Gross lease payments	(1,638)		(1,682)
Lease interest	165		167
Lease repayments	(1,474)	(1,474)	(1,515)	(1,515)
Foreign currency translation effects		147		(141)

Lease liabilities at 31 December		3,412		3,510

Current lease liabilities		1,190		1,249
Non-current lease liabilities		2,221		2,261

Schedule of non-current lease liabilities maturity profile

Non-current lease liabilities maturity profile
	At 31 December
(in USD million)	2025	2024

Year 2 and 3	1,001	1,165
Year 4 and 5	367	431
After 5 years	853	665

Total repayment of non-current lease liabilities	2,221	2,261